Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Assets
Debt issuance costs, net of accumulated amortization of $334 and $293 at December 31, 2013 and 2012, respectively	$ 5,588,000	$ 2,282,000
Deferred debt issuance costs, accumulated amortization	334,000	293,000
Prepaid expenses	5,078,000	4,217,000
Cash held by community development districts	3,466,000	3,518,000
Cash deposits for letters of credit and surety bonds	353,000	3,857,000
Investments in unconsolidated joint ventures		700,000
Other	3,616,000	3,215,000
Total other assets	18,101,000	17,789,000
Cash paid for debt issuance costs	5,703,000	3,495,000
Write-off of net debt issuance costs	1,800,000	2,000,000
Weighted average residual amortization period of unamortized debt issuance costs	6 years 9 months 18 days
Expected future amortization of debt issuance costs
2014	800,000
2015	800,000
2016	800,000
2017	800,000
2018	$ 600,000